Annual Total Returns - FidelityFoundersFund-RetailPRO - FidelityFoundersFund-RetailPRO - Fidelity Founders Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Feb. 14, 2019
Fidelity Founders Fund
Bar Chart Table:
Annual Return 2020	47.20%
Annual Return 2021	18.96%
Annual Return 2022	(26.65%)
Annual Return 2023	33.95%